Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Federated Hermes Investment Series Funds, Inc.
Entity Central Index Key	0000889388
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
C000024768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class A Shares
Trading Symbol	FDBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,086,918,120
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,086,918,120 Number of Investments398 Portfolio Turnover6%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Common Stock	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Municipal Bond	0.0%Footnote Reference*
Preferred Stock	0.0%Footnote Reference*
Cash Equivalents	0.9%
U.S. Treasury Securities	3.2%
Corporate Debt Securities	94.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class C Shares
Trading Symbol	FDBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C Shares	$83	1.67%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.67%
AssetsNet	$ 1,086,918,120
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,086,918,120 Number of Investments398 Portfolio Turnover6%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Common Stock	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Municipal Bond	0.0%Footnote Reference*
Preferred Stock	0.0%Footnote Reference*
Cash Equivalents	0.9%
U.S. Treasury Securities	3.2%
Corporate Debt Securities	94.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000024771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class F Shares
Trading Symbol	ISHIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class F Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,086,918,120
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,086,918,120 Number of Investments398 Portfolio Turnover6%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Common Stock	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Municipal Bond	0.0%Footnote Reference*
Preferred Stock	0.0%Footnote Reference*
Cash Equivalents	0.9%
U.S. Treasury Securities	3.2%
Corporate Debt Securities	94.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000062220
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Institutional Shares
Trading Symbol	FDBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 1,086,918,120
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,086,918,120 Number of Investments398 Portfolio Turnover6%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Common Stock	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Municipal Bond	0.0%Footnote Reference*
Preferred Stock	0.0%Footnote Reference*
Cash Equivalents	0.9%
U.S. Treasury Securities	3.2%
Corporate Debt Securities	94.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]
C000173769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Corporate Bond Fund
Class Name	Class R6 Shares
Trading Symbol	FDBLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Corporate Bond Fund (the "Fund") for the period of December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$29	0.58%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.58%
AssetsNet	$ 1,086,918,120
Holdings Count | Holding	398
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$1,086,918,120 Number of Investments398 Portfolio Turnover6%
Holdings [Text Block]

Top Security Types (% of Net Assets)Footnote Reference1

Value	Value
Collaterized Mortgage Obligations	0.0%Footnote Reference*
Common Stock	0.0%Footnote Reference*
Mortgage-Backed Securities	0.0%Footnote Reference*
Municipal Bond	0.0%Footnote Reference*
Preferred Stock	0.0%Footnote Reference*
Cash Equivalents	0.9%
U.S. Treasury Securities	3.2%
Corporate Debt Securities	94.8%
Footnote	Description
Footnote[1]	Reflects the pro rata portfolio composition of underlying affiliated investment companies (other than an affiliated money market mutual fund) in which the Fund invested greater than 10% of its net assets as of the date specified above. Accordingly, the percentages of total net assets shown in the table will differ from those presented on the Portfolio of Investments.
Footnote*	Represents less than 0.1%.

Material Fund Change [Text Block]